Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property plant and equipment
Opening Balance	$ 1,876	$ 2,376
Additions	158	95
Write-offs	(1)	(14)
Transfers	(44)	(42)
Translation adjustment	155	(259)
Closing Balance	2,144	2,156
Intangible Assets	2,713	2,734
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 4,857	$ 4,890